[SUTHERLAND ASBILL & BRENNAN LETTERHEAD]

THOMAS E. BISSET

DIRECT LINE: 202.383.0118

E-mail: thomas.bisset@sutherland.com

June 24, 2013

VIA EDGAR

Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 for Farm Bureau Life Annuity Account of Farm Bureau Life Insurance Company (File No. 333-87632)

Commissioners:

On behalf of Farm Bureau Life Insurance Company (the “Company”) and Farm Bureau Life Annuity Account, we have attached for filing Post-Effective Amendment No. 18 (the “Amendment”) to the Registration Statement on Form N-4 for certain variable annuity contracts (the “Contracts”).  The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended, to update certain information about the Contracts.  More specifically, effective October 1, 2013:  the Company will no longer waive the annual administration charge for contract owners whose initial premium payment or accumulated contract value is at least $100,000; the Company will increase the current charge for the Incremental Death Benefit Rider for issue ages 0-65 to the maximum guaranteed level specified in the rider and prospectus for the Contract; the Company’s prior approval may be required for premium payments above $250,000; and the Company may otherwise limit or restrict the amount of premium payments as it deems appropriate.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0118, or Patrice Pitts at (202) 383-0548.

Sincerely,

/s/ Thomas E. Bisset

Thomas E. Bisset

TEB/atn

Attachment

cc:	Jennifer Morgan Patrice Pitts

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